Right-of-Use Assets and Lease Liability (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jun. 01, 2023	Apr. 01, 2023	Feb. 01, 2023	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021
Right-of-Use Assets and Lease Liability (Details) [Line Items]
Lease payment						$ 1,516	$ 5,417
Corresponding lease obligation	$ 260,141	$ 149,325	$ 40,325	$ 221,139
Estimated borrowing rate					7.00%	7.00%	7.00%
Corpus Christi, Texas [Member]
Right-of-Use Assets and Lease Liability (Details) [Line Items]
Lease payment					$ 5,994
Estimated borrowing rate					7.00%	7.00%
Dallas, Texas [Member]
Right-of-Use Assets and Lease Liability (Details) [Line Items]
Lease payment					$ 5,087
Estimated borrowing rate					7.00%	7.00%